UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Victor Fernandez
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Victor Fernandez	Naples, Florida	 	May 14, 2010

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $1,625,495 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ameristar Casinos Inc.         COM              03070Q101    12694   696734 SH       DEFINED 01                      696734
AutoNation Inc.                COM              05329W102    20574  1137918 SH       DEFINED 01                     1137918
Avid Technology Inc.           COM              05367P100    25284  1834847 SH       DEFINED 01              13200  1821647
Bank of Hawaii Corp.           COM              062540109    26648   592838 SH       DEFINED 01               4800   588038
Berkshire Hills Bancorp Inc.   COM              084680107     1365    74487 SH       DEFINED 01                       74487
Bio-Rad Laboratories Inc. CL A COM              090572207     6360    61437 SH       DEFINED 01                       61437
Biovail Corp. International    COM              09067J109    18612  1109815 SH       DEFINED 01              31550  1078265
Black Hills Corp.              COM              092113109    18863   621502 SH       DEFINED 01              17800   603702
Boyd Gaming Corp.              COM              103304101    14475  1465108 SH       DEFINED 01                     1465108
Broadridge Financial Solutions COM              11133T103    11520   538820 SH       DEFINED 01              20400   518420
Brookline Bancorp Inc.         COM              11373M107     2967   278818 SH       DEFINED 01                      278818
CA, Inc.                       COM              12673P105   128732  5484951 SH       DEFINED 01             332907  5152044
CapitalSource Inc.             COM              14055X102      932   166701 SH       DEFINED 01             166701
Covidien plc                   COM              G2554F105    39318   781990 SH       DEFINED 01              22300   759690
Cymer Inc                      COM              232572107    10689   286559 SH       DEFINED 01                      286559
DHT Holdings, Inc.             COM              Y2065G105     1481   377754 SH       DEFINED 01             377754
Dover Downs Gaming & Entmt.    COM              260095104     5652  1427154 SH       DEFINED 01                     1427154
Dundee Corp. CL A              COM              264901109    30941  2270566 SH       DEFINED 01              76600  2193966
Eastman Kodak Co.              COM              277461109    32666  5641866 SH       DEFINED 01             479645  5162221
Electro Rent Corp.             COM              285218103     9462   720645 SH       DEFINED 01             196098   524547
First American Corp.           COM              318522307    30863   912035 SH       DEFINED 01              25625   886410
First Defiance Financial Corp. COM              32006W106      948    93638 SH       DEFINED 01                       93638
First Financial Holdings Inc.  COM              320239106     6070   403054 SH       DEFINED 01                      403054
Forest City Enterprises Inc. C COM              345550107     7330   508700 SH       DEFINED 01                      508700
Glacier Bancorp Inc.           COM              37637Q105     9153   600977 SH       DEFINED 01                      600977
H&R Block, Inc.                COM              093671105    30548  1716182 SH       DEFINED 01              53800  1662382
Health Management Assoc. Inc.  COM              421933102    47969  5577807 SH       DEFINED 01             303238  5274569
Hewlett-Packard Co.            COM              428236103    85824  1614760 SH       DEFINED 01              89976  1524784
IShares S&P 500 Value          COM              464287408      322     5700 SH       DEFINED 01                        5700
Imation Corp.                  COM              45245A107    21859  1985400 SH       DEFINED 01                     1985400
Independent Bank Corp.-MA      COM              453836108     6283   254768 SH       DEFINED 01               1600   253168
International Business Machine COM              459200101     2828    22054 SH       DEFINED 01                       22054
International Game Technology  COM              459902102    66117  3583588 SH       DEFINED 01             112600  3470988
Inverness Medical Innovations  COM              46126P106    17130   439805 SH       DEFINED 01              12650   427155
John Wiley & Sons Inc. CL A    COM              968223206    53007  1224753 SH       DEFINED 01              35500  1189253
Marcus Corp.                   COM              566330106    17572  1352740 SH       DEFINED 01              51687  1301053
Mentor Graphics Corp.          COM              587200106    40351  5031307 SH       DEFINED 01             525907  4505400
Mine Safety Appliances Co.     COM              602720104    25434   909650 SH       DEFINED 01              39350   870300
Motorola, Inc.                 COM              620076109    61240  8723647 SH       DEFINED 01             583477  8140170
National Financial Partners Co COM              63607p208     3730   264568 SH       DEFINED 01                      264568
National Fuel Gas Co.          COM              636180101     4496    88937 SH       DEFINED 01                       88937
Newport Corp.                  COM              651824104    12203   978563 SH       DEFINED 01                      978563
Northern Trust Corp.           COM              665859104    38098   689437 SH       DEFINED 01              18750   670687
Novellus Systems Inc.          COM              670008101    52748  2110749 SH       DEFINED 01             110065  2000684
OceanFirst Financial Corp.     COM              675234108     1432   126027 SH       DEFINED 01               4300   121727
Omnicare Inc.                  COM              681904108     8354   295290 SH       DEFINED 01               7300   287990
Oppenheimer Holdings Inc.      COM              683797104    17464   684611 SH       DEFINED 01              56500   628111
Pope Resources LP              COM              732857107     6988   269716 SH       DEFINED 01              55640   214076
Progress Software Corp.        COM              743312100     9680   307975 SH       DEFINED 01                      307975
Provident New York Bancorp     COM              744028101     1837   193760 SH       DEFINED 01                      193760
Qualcomm Inc.                  COM              747525103    43297  1031872 SH       DEFINED 01              88425   943447
Quantum Corp.                  COM              747906204    53905 20496110 SH       DEFINED 01            2737840 17758270
Quest Software                 COM              74834T103     2148   120753 SH       DEFINED 01             120753
Raymond James Financial Inc.   COM              754730109    48521  1814558 SH       DEFINED 01              53075  1761483
Russell 2000 Value Index I sha COM              464287630      354     5550 SH       DEFINED 01                        5550
Sprint Nextel Corporation      COM              852061100    33210  8739596 SH       DEFINED 01             403298  8336298
Suffolk Bancorp                COM              864739107     4889   159193 SH       DEFINED 01               3725   155468
Sun Bancorp Inc.-NJ            COM              86663B102      286    72513 SH       DEFINED 01                       72513
Symantec Corp.                 COM              871503108    80769  4771454 SH       DEFINED 01             359893  4411561
TF Financial Corp.             COM              872391107      784    41083 SH       DEFINED 01                       41083
Tibco Software Inc.            COM              88632Q103    27281  2526043 SH       DEFINED 01             127464  2398579
Triumph Group Inc.             COM              896818101    13311   189910 SH       DEFINED 01              15650   174260
Tutor Perini Corp.             COM              901109108     4623   212561 SH       DEFINED 01                      212561
UTi Worldwide Inc.             COM              G87210103    16809  1097192 SH       DEFINED 01              19900  1077292
Ultra Petroleum Corp.          COM              903914109    33783   724487 SH       DEFINED 01              20300   704187
Universal Health Services Inc. COM              913903100    62400  1778288 SH       DEFINED 01             102522  1675766
WSFS Financial Corp.           COM              929328102     3438    88164 SH       DEFINED 01                       88164
Wal-Mart Stores, Inc.          COM              931142103    34317   617205 SH       DEFINED 01               6050   611155
Willis Group Holdings PLC      COM              G96666105    22267   711625 SH       DEFINED 01              18725   692900
Zimmer Holdings Inc            COM              98956P102    31989   540350 SH       DEFINED 01              14950   525400